Common stock - Restricted common stock activity (Details) - Unvested restricted common stock - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance, unvested (shares)	169,654
Issued (shares)	0
Vested (shares)	(169,654)
Forfeited (shares)	0
Ending balance, unvested (shares)	0	169,654
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance, unvested, weighted average grant date fair value (in usd per share)	$ 0.10
Issued, weighted average grant date fair value (in usd per share)	0.00
Vested, weighted average grant date fair value (in usd per share)	0.10
Forfeited, weighted average grant date fair value (in usd per share)	0.00
Ending balance, unvested, weighted average grant date fair value (in usd per share)	$ 0.00	$ 0.10
Non-employee consultants and advisers
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance, unvested (shares)	5,334
Issued (shares)	0	0	18,194
Vested (shares)	(3,250)
Forfeited (shares)	0
Ending balance, unvested (shares)	2,084	5,334
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance, unvested, weighted average grant date fair value (in usd per share)	$ 10.51
Issued, weighted average grant date fair value (in usd per share)	0.00
Vested, weighted average grant date fair value (in usd per share)	10.16
Forfeited, weighted average grant date fair value (in usd per share)	0.00
Ending balance, unvested, weighted average grant date fair value (in usd per share)	$ 11.05	$ 10.51